UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/10

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Money Market Fund, Inc.

February 28, 2010 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.9%	Rate (%)	Date	Amount ($)	Value ($)
New Jersey--98.0%
Atlantic County,
GO Notes (County Vocational
School Bonds)	2.00	10/1/10	1,600,000	1,613,067
Bloomfield Township,
GO Notes, BAN	1.50	1/20/11	3,000,000	3,019,875
Brick Township,
GO Notes (General Improvement)	2.00	11/1/10	1,101,000	1,111,291
Camden County Improvement
Authority, MFHR (Liberty Park
Housing Project) (Liquidity
Facility; FHLMC and LOC; FHLMC)	0.37	3/7/10	6,845,000 a,b	6,845,000
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; Commerce Bank NA)	0.23	3/7/10	1,800,000 a	1,800,000
Carteret Borough Redevelopment
Agency, Project Note	2.00	9/29/10	2,500,000	2,518,732
Clinton,
GO Notes, BAN	1.00	8/27/10	2,000,000	2,002,046
East Greenwich Township,
GO Notes, BAN	1.50	4/20/10	2,000,000	2,001,509
East Greenwich Township,
GO Notes, BAN	2.00	4/20/10	1,565,000	1,567,336
Fair Haven Borough School
District, Temporary Notes	2.00	9/28/10	1,217,837	1,222,002
Hawthorne Borough,
GO Notes, BAN	2.00	10/8/10	1,000,000	1,004,256
Hudson County Improvement
Authority, County-Guaranteed
Pooled Notes (Local Unit Loan
Program)	1.75	9/3/10	9,600,000	9,641,115
Hudson County Improvement
Authority, County-Guaranteed

Pooled Notes (Local Unit Loan
Program)	1.75	9/22/10	8,000,000	8,037,846
Hudson County Improvement
Authority, County-Guaranteed
Pooled Notes (Local Unit Loan
Program)	1.25	1/19/11	5,000,000	5,025,101
Leonia Board of Education,
GO Notes, BAN	1.00	7/29/10	2,500,000	2,502,671
Mercer County Improvement
Authority, Revenue (Children's
Home Society Project) (LOC;
Wachovia Bank)	0.28	3/7/10	355,000 a	355,000
Middle Township,
GO Notes, BAN	1.00	7/13/10	2,315,750	2,317,946
Middle Township,
GO Notes, BAN	1.50	12/29/10	2,350,000	2,362,595
Middlesex County Improvement
Authority, County-Guaranteed
Capital Equipment and
Improvement Revenue	1.00	9/15/10	2,120,000	2,124,569
Monmouth County Improvement
Authority, Capital Equipment
Pooled Lease Revenue	2.00	10/1/10	1,195,000	1,204,773
Monmouth County Improvement
Authority, Correctional
Facilities Revenue, Refunding
(Monmouth County Project)	2.00	8/1/10	3,790,000	3,812,354
Morris County,
GO Notes	1.50	4/15/10	450,000	450,524
New Jersey,
GO Notes, Refunding	5.25	7/1/10	1,500,000	1,523,971
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wachovia Bank)	0.28	3/7/10	900,000 a	900,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project) (LOC;
Wachovia Bank)	0.35	3/7/10	1,750,000 a	1,750,000
New Jersey Economic Development
Authority, EDR (J James Realty
Project) (LOC; Wachovia Bank)	0.35	3/7/10	100,000 a	100,000

New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wachovia Bank)	0.35	3/7/10	1,115,000 a	1,115,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project) (LOC;
Commerce Bank NA) 0.33		3/7/10	1,230,000 a	1,230,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project) (LOC;
Wachovia Bank)	0.35	3/7/10	1,255,000 a,c	1,255,000
New Jersey Economic Development
Authority, EDR (Republic
Services, Inc. Project) (LOC;
Bank of America)	0.22	3/7/10	625,000 a	625,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus LLC Project) (LOC; TD
Bank)	0.33	3/7/10	1,885,000 a	1,885,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery,
Inc. Project) (LOC; PNC Bank
NA)	0.26	3/7/10	1,635,000 a	1,635,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wachovia Bank) 0.35		3/7/10	265,000 a	265,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wachovia Bank) 0.35		3/7/10	1,560,000 a	1,560,000
New Jersey Economic Development
Authority, EDR, Refunding
(Phoenix Realty Partners
Project) (LOC: Wachovia Bank) 0.23		3/7/10	900,000 a	900,000
New Jersey Economic Development
Authority, Revenue (Buchanan
and Zweigle Project) (LOC;
Wachovia Bank)	0.35	3/7/10	1,755,000 a	1,755,000
New Jersey Economic Development
Authority, Revenue (Cascade

Corporation - Courthouse
Convalescent and
Rehabilitation Center and
Eastern Shore Nursing and
Rehabilitation Center
Projects) (LOC; Bank of America)	0.27	3/7/10	1,000,000 a	1,000,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation - Courthouse
Convalescent and
Rehabilitation Center and
Eastern Shore Nursing and
Rehabilitation Center
Projects) (LOC; Bank of America)	0.27	3/7/10	1,000,000 a	1,000,000
New Jersey Economic Development
Authority, Revenue (Catholic
Charities Project) (LOC;
Wachovia Bank)	0.23	3/7/10	915,000 a	915,000
New Jersey Economic Development
Authority, Revenue (Catholic
Community Services Project)
(LOC; Wachovia Bank)	0.28	3/7/10	390,000 a	390,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wachovia Bank)	0.28	3/7/10	200,000 a	200,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.23	3/7/10	1,845,000 a	1,845,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;
Wachovia Bank)	0.30	3/7/10	530,000 a	530,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wachovia Bank)	0.35	3/7/10	770,000 a	770,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;

Wachovia Bank)	0.35	3/7/10	2,000,000 a	2,000,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; Commerce Bank NA)	0.33	3/7/10	3,510,000 a	3,510,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project) (LOC;
Commerce Bank NA)	0.23	3/7/10	3,340,000 a	3,340,000
New Jersey Economic Development
Authority, Revenue (Stuart
Country Day School of the
Sacred Heart, Princeton, Inc.
Project) (LOC; Allied Irish
Banks)	0.45	3/7/10	2,815,000 a	2,815,000
New Jersey Economic Development
Authority, Revenue (The Hun
School of Princeton Project)
(LOC; Allied Irish Banks)	0.48	3/7/10	3,935,000 a	3,935,000
New Jersey Economic Development
Authority, Revenue (The
Montclair Art Museum Project)
(LOC; JPMorgan Chase Bank)	0.21	3/7/10	5,260,000 a	5,260,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride,
L.P. Project) (LOC; Wachovia
Bank)	0.35	3/7/10	3,155,000 a,c	3,155,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Allied Irish
Banks)	0.43	3/7/10	6,000,000 a	6,000,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	0.22	3/7/10	400,000 a	400,000
New Jersey Economic Development
Authority, Senior Care Revenue
(Bayshore Health Care Center
Project) (LOC; KBC Bank)	0.23	3/7/10	1,610,000 a	1,610,000
New Jersey Economic Development

Authority, Special Facility
Revenue (Port Newark Container
Terminal LLC Project) (LOC;
Citibank NA)	0.18	3/7/10	36,220,000 a,c	36,220,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
Wachovia Bank)	0.20	3/7/10	1,300,000 a	1,300,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Thermal
Energy Limited Partnership I
Project) (LOC; Bank One NA)	0.21	3/7/10	3,800,000 a	3,800,000
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.50	7/1/10	990,000	1,007,011
New Jersey Educational Facilities
Authority, Revenue, Refunding
(Seton Hall University Issue)
(LOC; Allied Irish Banks)	0.37	3/7/10	30,320,000 a	30,320,000
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS
Citizens NA)	0.32	3/7/10	18,300,000 a	18,300,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Christian Health Care Center
Issue) (LOC; Valley National
Bank)	0.19	3/7/10	7,485,000 a	7,485,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Citibank NA)	0.24	3/7/10	1,000,000 a,b	1,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holland Christian Home
Association) (LOC; Valley
National Bank)	0.24	3/7/10	2,500,000 a	2,500,000

New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Hospitals
Corporation) (LOC; Bank of
America)	0.50	3/7/10	3,225,000 a	3,225,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC; Bank of
America)	0.28	3/7/10	200,000 a	200,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Dexia
Credit Locale)	0.34	3/7/10	18,425,000 a	18,425,000
New Jersey Transportation Trust
Fund Authority (Transportation
System)	6.50	6/15/10	2,875,000 c	2,918,853
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.22	3/7/10	25,100,000 a,c	25,100,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.22	3/7/10	12,900,000 a,c	12,900,000
New Jersey Turnpike Authority,
Turnpike Revenue (Liquidity
Facility; Societe Generale)	0.23	3/7/10	27,050,000 a,c	27,050,000
Newark,
GO Notes (School Promissory
Notes)	1.25	6/17/10	5,000,000	5,008,830
Newark,
GO Notes, BAN (General
Improvement)	1.25	6/17/10	9,000,000	9,012,347
Newark,
GO Notes, BAN (Water Utility)	1.25	6/17/10	4,000,000	4,005,488
Ocean City,
GO Notes, BAN	3.00	3/12/10	1,588,000	1,588,585
Passaic County,
GO Notes, Refunding	1.75	9/1/10	1,640,000	1,646,143

Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Liquidity
Facility; Dexia Credit Locale
and LOC; Dexia Credit Locale) 0.52		3/7/10	4,980,000 a,b,c	4,980,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series) (Liquidity
Facility; JPMorgan Chase Bank) 0.29		3/7/10	1,660,000 a,b,c	1,660,000
Port Authority of New York and New
Jersey, Equipment Notes	0.26	3/7/10	1,255,000 a,c	1,255,000
Port Authority of New York and New
Jersey, Equipment Notes	0.26	3/7/10	5,800,000 a,c	5,800,000
Puttable Floating Option Tax
Exempt Receipts (New Jersey
Economic Development
Authority, Assisted Living
Facility Revenue (Meridian
Assisted Living at Bridgewater
Project)) (LOC; Merrill Lynch
Capital Services and Liquidity
Facility; Merrill Lynch
Capital Services)	1.12	3/7/10	14,030,000 a,b	14,030,000
Saddle Brook Township,
GO Notes, BAN	1.00	9/1/10	2,090,000 d	2,094,117
Secaucus,
GO Notes, BAN	1.00	4/1/10	13,445,000	13,453,062
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch and Company Inc.) 0.65		3/7/10	28,920,000 a,b	28,920,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	0.65	3/7/10	4,570,000 a,b	4,570,000
Toms River Township,

GO Notes, BAN	1.50	6/30/10	7,000,000	7,021,327
Ventnor City,
GO Notes, BAN	1.50	8/25/10	2,294,500	2,302,243
West Essex Regional School
District, Temporary Notes	2.00	4/21/10	1,000,000	1,000,680

U.S. Related--2.9%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.30	3/7/10	7,300,000 a	7,300,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.22	3/7/10	5,000,000 a,b	5,000,000

Total Investments (cost $430,112,265)			100.9%	430,112,265
Liabilities, Less Cash and Receivables			(.9%)	(3,940,389)
Net Assets			100.0%	426,171,876

a Variable rate demand note - rate shown is the interest rate in effect at February 28, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010 these securities amounted to $67,005,000 or 15.7% of net assets.
c At February 28, 2010 the fund had $122,293,853 or 28.7% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation.
d Purchased on a delayed delivery basis.

At February 28, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	430,112,265
Level 3 - Significant Unobservable Inputs	-
Total	430,112,265

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)